S C H E D U L E O F I N V E S T M E N T S

December 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

COMMON STOCK
Belgium — 1.4%
Anheuser-Busch InBev S.A.	53,164	$3,429

Brazil — 1.7%
Banco do Brasil SA	144,900	1,652
Cia de Saneamento de Minas Gerais Copasa MG	27,500	116
Gerdau SA ADR	115,111	558
Petroleo Brasileiro SA, Class A ADR	77,586	1,186
SLC Agricola S.A.	49,800	193
Suzano S.A. [1]	11,000	126
TIM S.A.	99,500	367

		4,198

Canada — 1.7%
Alimentation Couche-Tard Inc.	33,478	1,971
Canadian Pacific Kansas City Ltd.	30,697	2,429

		4,400

China — 7.1%
Alibaba Group Holding Ltd. ADR [1]	17,510	1,357
Autohome Inc. ADR	6,918	194
BYD Co. Ltd., Class H	16,000	439
China Construction Bank Corp., Class H	3,000,741	1,787
China Galaxy Securities Co. Ltd., Class H	677,500	358
China Lumena New Materials Corp. [1,2]	4,900	—
China Railway Group Ltd., Class H	751,000	335
China Resources Pharmaceutical Group Ltd.	239,000	157
CITIC Ltd.	281,000	281
COSCO SHIPPING Holdings Co. Ltd., Class H	572,450	575
Daqo New Energy Corp. ADR [1]	8,260	220
Dongfeng Motor Group Co. Ltd., Class H	158,000	79
FinVolution Group ADR	37,479	183
Greentown China Holdings Ltd.	57,000	58
Guangzhou Automobile Group Co. Ltd., Class H	180,000	84
Hello Group Inc. ADR	19,406	135
Hisense Home Appliances Group Co. Ltd., Class A	101,300	291
Hisense Visual Technology Co. Ltd., Class A	56,900	168
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	56,579	251
iQIYI Inc. ADR [1]	69,638	340
Jiangxi Copper Co. Ltd., Class H	182,000	257
JinkoSolar Holding Co. Ltd. ADR	15,814	584
JOYY Inc. ADR	6,656	264
Lenovo Group Ltd.	86,000	120

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

China — (continued)
MINISO Group Holding Ltd. ADR	8,341	$170
NetEase Inc. ADR	4,538	423
Offshore Oil Engineering Co. Ltd., Class A	223,900	188
PDD Holdings Inc. ADR [1]	11,401	1,668
PetroChina Co. Ltd., Class H	1,822,000	1,204
Qifu Technology Inc. ADR	28,309	448
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H	68,739	100
Sinopharm Group Co. Ltd., Class H	98,800	259
Tencent Holdings Ltd.	91,500	3,441
Vipshop Holdings Ltd. ADR [1]	55,296	982
Yutong Bus Co. Ltd., Class A	163,100	305

		17,705

France — 10.6%
Air Liquide SA	10,111	1,966
Alstom S.A.	272,430	3,663
AXA SA	90,381	2,942
BNP Paribas SA	18,554	1,282
Carrefour SA	122,794	2,246
Danone SA	68,191	4,417
Kering S.A.	8,352	3,679
Sanofi S.A.	28,988	2,873
Valeo	94,906	1,458
Vinci S.A.	15,792	1,982

		26,508

Germany — 7.3%
Allianz SE	12,295	3,284
Bayer AG	33,070	1,228
Deutsche Telekom AG	192,919	4,632
Infineon Technologies AG	26,270	1,096
LANXESS AG	56,073	1,756
RWE AG	54,036	2,457
SAP SE	24,492	3,771

		18,224

Greece — 0.0%
Mytilineos S.A.	3,188	129

Hong Kong — 0.3%
China State Construction International
Holdings Ltd.	166,000	192
China Taiping Insurance Holdings Co. Ltd.	184,600	159
The Link Real Estate Investment Trust [3]	92,400	519

		870

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

India — 5.8%
Angel One Ltd.	3,046	$127
Ashoka Buildcon Ltd. [1]	130,548	218
Aurobindo Pharma Ltd.	40,565	528
Bajaj Auto Ltd.	6,299	514
Bajaj Finance Ltd.	5,492	484
Bank of Baroda	232,511	646
Canara Bank	79,451	417
Chennai Petroleum Corp. Ltd.	14,943	125
Coal India Ltd.	99,465	450
Colgate-Palmolive India Ltd.	8,280	252
Dr Reddy’s Laboratories Ltd.	6,397	446
GAIL India Ltd.	314,829	613
Hindustan Aeronautics Ltd.	10,322	348
Indian Oil Corp. Ltd.	296,295	462
JK Tyre & Industries Ltd.	47,163	226
KPIT Technologies Ltd.	4,023	73
Larsen & Toubro Ltd.	9,647	409
LIC Housing Finance Ltd. [1]	39,555	255
Mahindra & Mahindra Ltd.	24,942	518
Manappuram Finance Ltd.	206,524	427
Natco Pharma Ltd.	21,430	209
NCC Ltd.	119,504	240
NTPC Ltd.	185,823	695
Oil & Natural Gas Corp. Ltd.	416,514	1,026
Power Finance Corp. Ltd.	80,980	372
Power Grid Corp of India Ltd.	203,134	579
REC Ltd.	266,194	1,321
Shriram Finance Ltd.	19,667	485
Tata Motors Ltd.	65,912	618
Union Bank of India Ltd.	279,354	400
Varun Beverages Ltd.	35,797	532
Zensar Technologies Ltd.	17,552	129
Zomato Ltd. [1]	286,388	426

		14,570

Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	760,400	118
Astra International Tbk PT	802,300	294
Indo Tambangraya Megah Tbk PT	51,100	85
Indofood Sukses Makmur Tbk PT	175,900	74
Perusahaan Gas Negara Tbk PT	2,338,900	172
United Tractors Tbk PT	58,900	86

		829

Ireland — 0.8%
Ryanair Holdings PLC ADR [1]	15,520	2,070

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

Italy — 3.7%
Enel SpA	660,783	$4,909
UniCredit SpA	159,951	4,338

		9,247

Japan — 5.7%
FANUC Corp.	131,900	3,879
Kokusai Electric Corp. [1]	15,400	335
Murata Manufacturing Co. Ltd.	190,100	4,035
Seven & i Holdings Co. Ltd.	54,500	2,163
Sumitomo Mitsui Financial Group Inc.	24,200	1,181
Takeda Pharmaceutical Co. Ltd.	91,300	2,625

		14,218

Mexico — 0.4%
Cemex SAB de CV ADR [1]	44,616	346
Coca-Cola Femsa SAB de CV ADR	2,864	271
Fibra Uno Administracion SA de CV [3]	159,600	286

		903

Netherlands — 4.6%
Akzo Nobel NV	49,941	4,125
ING Groep NV	217,520	3,248
Koninklijke Philips NV [1]	176,701	4,113

		11,486

Poland — 0.0%
Jastrzebska Spolka Weglowa S.A. [1]	10,503	112

Qatar — 0.1%
Ooredoo QPSC	74,743	224

Russia — 0.0%
Gazprom PJSC ADR [1,2]	165,932	—
Sberbank of Russia PJSC ADR [1,2]	31,284	—

		—

Saudi Arabia — 0.5%
Elm Co.	1,946	423
Etihad Etisalat Co.	22,886	302
Leejam Sports Co. JSC	4,087	220
National Medical Care Co.	1,513	70
Saudi Aramco Base Oil Co.	5,089	192

		1,207

Singapore — 0.8%
United Overseas Bank Ltd.	97,400	2,100

South Korea — 4.2%
Classys Inc.	5,340	156
Daewoo Engineering & Construction Co. Ltd. [1]	44,366	143

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

South Korea — (continued)
DB HiTek Co. Ltd.	2,731	$124
DB Insurance Co. Ltd.	3,994	259
DL E&C Co. Ltd.	3,558	99
Doosan Bobcat Inc.	3,965	155
GS Holdings Corp.	8,070	255
Hana Financial Group Inc.	19,883	667
Hankook Tire & Technology Co. Ltd.	3,877	136
Hanwha Aerospace Co. Ltd.	2,250	217
Hanwha Corp.	9,412	188
HD Hyundai Electric Co. Ltd.	3,742	238
HD Hyundai Infracore Co. Ltd.	25,073	157
Hyundai Marine & Fire Insurance Co. Ltd.	5,806	139
Hyundai Mobis Co. Ltd.	1,698	311
KB Financial Group Inc.	23,151	966
Kia Corp.	22,369	1,730
KIWOOM Securities Co. Ltd.	1,554	119
Korean Air Lines Co. Ltd.	12,171	225
LS Corp.	2,818	203
LX INTERNATIONAL CORP.	8,864	202
LX Semicon Co. Ltd.	987	66
NongShim Co. Ltd.	509	160
OCI Holdings Co. Ltd.	3,288	270
PharmaResearch Co. Ltd.	1,360	115
Samsung Electronics Co. Ltd.	37,462	2,274
Samsung Fire & Marine Insurance Co. Ltd.	1,203	245
Samsung Life Insurance Co. Ltd.	4,069	218
Samsung Securities Co. Ltd.	5,841	174
SOLUM Co. Ltd. [1]	7,386	156
Youngone Corp.	5,585	197

		10,564

Spain — 2.8%
Aena SME S.A.	15,644	2,834
Amadeus IT Group S.A.	30,120	2,157
Iberdrola S.A.	149,960	1,965

		6,956

Sweden — 0.5%
Assa Abloy AB, Class B	39,805	1,146
Sandvik AB	9,362	202

		1,348

Switzerland — 4.6%
Cie Financiere Richemont SA, Class A	14,239	1,959
Julius Baer Group Ltd.	2,639	148
Novartis AG	30,232	3,051
Roche Holding AG	19,198	5,581

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

Switzerland — (continued)
UBS Group AG	25,644	$796

		11,535

Taiwan — 5.3%
Accton Technology Corp.	18,000	307
Alchip Technologies Ltd.	3,000	320
Arcadyan Technology Corp.	62,000	344
Asia Vital Components Co. Ltd.	23,693	260
Asustek Computer Inc.	25,000	399
Chicony Electronics Co. Ltd.	36,000	205
Compal Electronics Inc.	181,000	235
Evergreen Marine Corp. Taiwan Ltd.	77,400	362
Fitipower Integrated Technology Inc.	10,200	86
Gigabyte Technology Co. Ltd.	17,000	147
Global Mixed Mode Technology Inc.	16,000	138
Gold Circuit Electronics Ltd.	43,000	305
Hon Hai Precision Industry Co. Ltd.	280,292	954
International Games System Co. Ltd.	11,000	259
King Yuan Electronics Co. Ltd.	114,000	315
Makalot Industrial Co. Ltd.	23,000	266
MediaTek Inc.	16,000	529
Micro-Star International Co. Ltd.	21,000	140
Pou Chen Corp.	139,000	140
Powertech Technology Inc.	46,000	211
Quanta Computer Inc.	79,000	578
Radiant Opto-Electronics Corp.	30,000	130
Simplo Technology Co. Ltd.	11,000	151
Sitronix Technology Corp.	28,000	254
Taiwan Semiconductor Manufacturing Co. Ltd.	203,000	3,922
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,048	837
Tripod Technology Corp.	34,000	216
United Microelectronics Corp.	515,000	883
Wistron Corp.	75,000	241
Wistron NeWeb Corp.	49,000	249

		13,383

Thailand — 0.5%
AP Thailand PCL	458,800	152
Bangchak Corp. PCL	113,500	144
Bangkok Dusit Medical Services PCL, Class F	210,800	171
Bumrungrad Hospital	32,500	211
Krung Thai Bank PCL	598,700	323
Sansiri PCL	3,088,500	160

		1,161

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

Turkey — 0.5%
Dogus Otomotiv Servis ve Ticaret AS	26,287	$229
Haci Omer Sabanci Holding AS	43,199	89
KOC Holding AS	104,215	501
Migros Ticaret AS	22,292	253
Sok Marketler Ticaret AS	92,653	170
Turk Traktor ve Ziraat Makineleri AS	4,829	117

		1,359

United Arab Emirates — 0.3%
Emaar Properties PJSC	147,425	318
Emirates NBD Bank PJSC [1]	68,981	325
Multiply Group PJSC [1]	190,233	164

		807

United Kingdom — 27.0%
AstraZeneca PLC	33,342	4,505
Barclays PLC	2,663,819	5,222
Berkeley Group Holdings PLC	19,391	1,159
BP PLC	881,634	5,238
British American Tobacco PLC	100,426	2,938
Compass Group PLC	71,849	1,965
Croda International PLC	12,562	809
Diageo PLC	119,140	4,337
GSK PLC	225,754	4,173
Kingfisher PLC	328,779	1,020
Legal & General Group PLC	618,479	1,980
NatWest Group PLC	490,709	1,372
Prudential PLC	428,388	4,844
Reckitt Benckiser Group PLC	78,682	5,436
RELX PLC (EUR)	53,821	2,128
RELX PLC (GBP)	24,902	987
Rio Tinto PLC	13,432	1,000
Rolls-Royce Holdings PLC [1]	2,398,825	9,164
Segro PLC [3]	90,345	1,021
Shell PLC	133,553	4,394
Unilever PLC	40,757	1,974
WH Smith PLC	118,640	2,017

		67,683

Total Common Stock
(Cost $220,480) — 98.5%		247,225

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)

PREFERENCE STOCK
Brazil — 0.2%
Bradespar SA	80,200	$424

Total Preference Stock
(Cost $366) — 0.2%		424

	Number of Rights
RIGHTS
Taiwan — 0.0%
Wistron Corp. [1]	83	—

Total Rights
(Cost $—) — 0.0%		—

	Number of Shares
SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.283% *	1,003,229	1,003

Total Short-Term Investment
(Cost $1,003) — 0.4%		1,003

Total Investments — 99.1%
(Cost $221,849)		248,652

Other Assets in Excess of Liabilities — 0.9%		2,352

Net Assets — 100.0%		$251,004

*	The rate reported is the 7-day effective yield as of December 31, 2023.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Real Estate Investment Trust.

ADR	American Depositary Receipt
JSC	Joint-Stock Company
PJSC	Public Joint-Stock Company

Amounts designated as “—” are $0 or are rounded to $0.

S C H E D U L E O F I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2023:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†	Total (000)
Common Stock
Belgium	$3,429	$—	$—	$3,429
Brazil	4,198	—	—	4,198
Canada	4,400	—	—	4,400
China	17,705	—	—^	17,705
France	26,508	—	—	26,508
Germany	18,224	—	—	18,224
Greece	129	—	—	129
Hong Kong	870	—	—	870
India	14,570	—	—	14,570
Indonesia	829	—	—	829
Ireland	2,070	—	—	2,070
Italy	9,247	—	—	9,247
Japan	14,218	—	—	14,218
Mexico	903	—	—	903
Netherlands	11,486	—	—	11,486
Poland	112	—	—	112
Qatar	224	—	—	224
Russia	—	—	—^	—
Saudi Arabia	522	685	—	1,207
Singapore	2,100	—	—	2,100
South Korea	—	10,564	—	10,564
Spain	6,956	—	—	6,956
Sweden	1,348	—	—	1,348
Switzerland	11,535	—	—	11,535
Taiwan	13,383	—	—	13,383
Thailand	—	1,161	—	1,161
Turkey	1,359	—	—	1,359
United Arab Emirates	807	—	—	807
United Kingdom	67,683	—	—	67,683

Total Common Stock	234,815	12,410	—	247,225

Preference Stock Brazil	424	—	—	424

Total Preference Stock	424	—	—	424

Rights	—	—	—	—

Short-Term Investment	1,003	—	—	1,003

Total Investments in Securities	$236,242	$12,410	$—	$248,652

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero.

Amounts designated as “—” are $0 or are rounded to $0.

S C H E D U L E O F I N V E S T M E N T S (concluded)

December 31, 2023 (Unaudited)

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-2900